Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amortized cost	$ 183,819,638	$ 59,546,509
Gross unrealized gains	445,806	1,192,865
Gross unrealized losses	1,922,985	34,196
Fair value	182,342,459	60,705,178
Taxable municipal securities
Amortized cost	300,000
Gross unrealized gains	0
Gross unrealized losses	1,267
Fair value	298,733
Tax-exempt municipal securities
Amortized cost	830,279
Gross unrealized gains	1,167
Gross unrealized losses	67
Fair value	831,379
Other investments
Amortized cost	6,438,000	8,169,000
Gross unrealized gains	142,199	318,002
Gross unrealized losses	4,394	0
Fair value	6,575,805	8,487,002
Agency mortgage-backed securities (Agency MBS) [Member]
Amortized cost	128,291,487	40,861,370
Gross unrealized gains	184,002	547,930
Gross unrealized losses	1,342,968	30,951
Fair value	127,132,521	41,378,349
ABS and OAS [Member]
Amortized cost	2,131,610	2,508,997
Gross unrealized gains	82,414	160,999
Gross unrealized losses	0	0
Fair value	2,214,024	2,669,996
U.S. Government securities
Amortized cost	32,374,935
Gross unrealized gains	0
Gross unrealized losses	333,894
Fair value	32,041,041
CMO [Member]
Amortized cost	1,451,349
Gross unrealized gains	0
Gross unrealized losses	30,891
Fair value	1,420,458
U.S. GSE debt securities [Member]
Amortized cost	12,001,978	8,007,142
Gross unrealized gains	36,024	165,934
Gross unrealized losses	209,504	3,245
Fair value	$ 11,828,498	$ 8,169,831